Investment Objectives and Goals	Jun. 17, 2025
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF